Leases - Maturity of lease payments receivable (Details) - GBP (£) £ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	£ 1,196
Unearned finance income	27	£ 0
Net investment in finance lease	1,223
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	584
1 to 2 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	534
2 to 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	78
3 to 4 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	0
4 to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	0
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	£ 0